Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2018
Business and credit concentrations
Schedule of major suppliers

		Year ended March 31,
Suppliers	Note	2016		2017		2018
		RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited		37,556	49	36,405	52	18,759	2,991	24
Hangzhou Baitong Biological Technology Co., Ltd.	(i)	—	—	—	—	7,670	1,223	10
Beijing Chengmao Xingye Technology Development Co., Ltd.	(i)	—	—	—	—	7,711	1,229	10

Total		37,556	49	36,405	52	34,140	5,443	44

Note:

(i)

The purchases from Hangzhou Baitong Biological Technological Co., Ltd. and Beijing Chengmao Xingye Technology Development Co., Ltd. were less than 10% of our gross purchases for the year ended March 31, 2016 and 2017, respectively.

The following are individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance in the respective years:

	March 31,
	2017		2018
	RMB	%	RMB	US$	%

Beijing Probe Biological Technology Co., Ltd.	—	—	1,141	182	10